Investments in subsidiaries	12 Months Ended
Sep. 30, 2024
Business Combinations 1 [Abstract]
Investments in subsidiaries	Investments in subsidiaries
a)     Acquisitions and disposals
The Company made the following acquisitions during the year ended September 30, 2024:
–On October 10, 2023, the Company acquired all of the outstanding units of Momentum Industries Holdings, LLC. (Momentum), for a total purchase price of $53,341,000. Momentum is an IT and business consulting firm specializing in digital transformation, data and analytics and managed services, based in the U.S. and headquartered in Miami, Florida.
–On July 3, 2024, the Company acquired the assets of Celero Solutions’ (Celero) credit union business, consisting of master services agreements that span managed services, core banking, digital banking and related IT services, based in Canada, for a total purchase price of $19,067,000.
–On September 13, 2024, the Company acquired all of the outstanding units of Aeyon LLC (Aeyon), a digital transformation, data management and analytics, and intelligent automation services partner to the U.S. Federal Government, based in the U.S. and headquartered in Vienna, Virginia, for a total purchase price of $317,841,000.
These acquisitions were made to further expand CGI’s footprint in their respective regions and to complement CGI's proximity model.
27.    Investments in subsidiaries (continued)
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Aeyon	Others	Total
	$	$	$
Current assets	34,206	17,696	51,902
PP&E (Note 6)	1,029	349	1,378
Right-of-use assets (Note 7)	1,073	1,268	2,341
Intangible assets[1] (Note 9)	101,856	22,543	124,399
Goodwill[2] (Note 12)	397,406	42,055	439,461
Current liabilities	(54,728)	(15,307)	(70,035)
Long-term debt (Note 28c)	(162,146)	—	(162,146)
Lease liabilities	(1,073)	(1,268)	(2,341)
	317,623	67,336	384,959
Cash acquired	218	5,072	5,290
Net assets acquired	317,841	72,408	390,249

Consideration paid	317,841	65,414	383,255
Consideration payable	—	6,994	6,994
[1] Intangible assets are mainly composed of client relationships and backlog.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is deductible for tax purposes.

During the year ended September 30, 2024, the Company finalized the fair value assessment of assets acquired and liabilities assumed for Momentum.
The fair value of all assets acquired and liabilities assumed for Celero and Aeyon are preliminary and are expected to be completed as soon as management will have gathered all the information available and considered necessary in order to finalize this allocation.
Based on the historical financial performance and excluding any financial synergies, for the year ended September 30, 2024, Aeyon would have contributed approximately $265,000,000 of revenues and $8,000,000 of net earnings to the financial results of the Company had the acquisition date been October 1, 2023.
Furthermore, since the date of acquisition, the Aeyon acquisition generated $12,000,000 in revenues and $500,000 of net earnings to the financial results of the Company.
b)     Business acquisitions realized in the prior fiscal year
There were no significant acquisitions or disposals for the year ended September 30, 2023.
During the year ended September 30, 2024, the Company paid $2,348,000 related to acquisitions realized in prior fiscal years.
27.    Investments in subsidiaries (continued)
c)     Acquisition-related and integration costs
During the year ended September 30, 2024, the Company incurred $5,866,000 of acquisition-related and integration costs. These costs were acquisition-related costs related to professional fees of $2,437,000. Integration costs were related to costs of vacating leased premises of $947,000, costs of rationalizing the redundancy of employment of $653,000, accounted for in severance provisions (Note 13), and other integration costs towards the CGI operating model of $1,829,000.
During the year ended September 30, 2023, the Company incurred $53,401,000 of integration costs. These costs were related to costs of vacating leased premises of $10,774,000, costs of rationalizing the redundancy of employment of $23,226,000, accounted for in severance provisions (Note 13), and other integration costs towards the CGI operating model of $19,401,000.